Goodwill And Other Intangible Assets (Schedule Of Estimated Future Amortization Expense For Core Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 944
2015	652
2016	440
2017	386
2018	341
Thereafter	978
Total	$ 3,741	$ 2,069